Derivatives and Hedging (Details)	Dec. 31, 2014
Future Contract [Member] | Exchange Traded [Member]
Derivative [Line Items]
Percentage of total investments (in hundredths)	84.14%
Forward Contracts [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments (in hundredths)	15.86%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Forward Contracts [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments (in hundredths)	100.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Future Contract [Member] | Exchange Traded [Member]
Derivative [Line Items]
Percentage of total investments (in hundredths)	100.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Future Contract [Member] | Exchange Traded [Member]
Derivative [Line Items]
Percentage of total investments (in hundredths)	74.64%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments (in hundredths)	25.36%